Related Party Balances and Transactions - Significant related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 15, 2023	Nov. 24, 2021	Dec. 31, 2020
Related Party Balances and Transactions
Allowance for current expected credit losses	$ (103,977,555)	$ (111,848,582)
Allowance For Current Expected Credit Losses	(363,880)	(555,963)	$ (150,770)			$ (335,386)
Total	18,880,597	2,475,800
Accounts payable	$ 36,210	653,700
Alibaba Investment Limited | TM Home Limited
Related Party Balances and Transactions
Ownership percentage	10.793%			10.793%	29.77%
E-House Enterprise | TM Home Limited
Related Party Balances and Transactions
Ownership percentage	89.207%			89.207%	70.23%
Related parties
Related Party Balances and Transactions
Services purchased from related parties	$ 27,249,747	25,508,339	52,491,753
Other current liabilities	1,496,517	4,804,591
Allowance For Current Expected Credit Losses	(12,995,675)	(743)
Related parties | E-House Enterprise
Related Party Balances and Transactions
Amounts due from Related parties	30,827,666
Related parties | Online advertising services
Related Party Balances and Transactions
Services provided to related parties		109,934	1,068,594
Related parties | E-House
Related Party Balances and Transactions
Amounts due from Related parties	26,493	123,010
Related parties | E-House | Online advertising services
Related Party Balances and Transactions
Services provided to related parties			484,185
Related parties | E-House Enterprise
Related Party Balances and Transactions
Compensation to TM Home	3,087,796
Other current liabilities		3,298,210
Related parties | E-House Enterprise | Online advertising services
Related Party Balances and Transactions
Services provided to related parties			36,334
Related parties | SINA
Related Party Balances and Transactions
Other current liabilities	1,346,340	1,382,173
Related parties | Tencent
Related Party Balances and Transactions
Fee paid to related parties for advertising resources on behalf of customers	1,667,914	1,798,079	2,502,309
Amounts due from Related parties	782,140	1,855,275
Related parties | Alibaba Investment Limited
Related Party Balances and Transactions
Services purchased from related parties	135,987	855,183	875,072
Amounts due from Related parties	239,973	498,258
Related parties | Investing Affiliates
Related Party Balances and Transactions
Other current liabilities	150,177	124,208
Related parties | Investing Affiliates | Online advertising services
Related Party Balances and Transactions
Services provided to related parties		109,934	548,075
Related parties | Corporate service provided by related parties under service agreements | E-House
Related Party Balances and Transactions
Services purchased from related parties			1,352,382
Related parties | Compensation to related parties | TM Home Limited
Related Party Balances and Transactions
Services purchased from related parties	3,087,796
Related parties | Corporate service provided by related parties | E-House Enterprise
Related Party Balances and Transactions
Services purchased from related parties	569,092	1,335,164
Related parties | Online advertising resources fee recognized as cost of revenues purchased from related parties | SINA
Related Party Balances and Transactions
Services purchased from related parties	35,259	110,464	10,078,875
Related parties | Online advertising resources fee recognized as cost of revenues purchased from related parties | Tencent
Related Party Balances and Transactions
Services purchased from related parties	13,727,964	14,787,449	18,671,019
Related parties | Services purchased from/rental cost paid to related parties | E-House
Related Party Balances and Transactions
Services purchased from related parties	131,511	700,726	886,866
Related parties | Services purchased from related parties | E-House Enterprise
Related Party Balances and Transactions
Services purchased from related parties	$ 9,562,138	7,694,981	20,557,777
Related parties | Services purchased from related parties | Jupai
Related Party Balances and Transactions
Services purchased from related parties		$ 24,372
Related parties | Services purchased from related parties | Tianji Network
Related Party Balances and Transactions
Services purchased from related parties			$ 69,762
Huixiangju
Related Party Balances and Transactions
Equity interest (as a percent)	51.00%
QuanZhuYi
Related Party Balances and Transactions
Equity interest (as a percent)	13.50%